RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party costs		$ 4,708	$ 2,986	$ 0	$ 31,154	$ 9,166	$ 12,434
Tiziana [Member]
Related Party Transaction [Line Items]
Due from related parties		0		1,571,824	0		1,558,252
Due to related parties		59,306		$ 13,323	59,306		$ 190,838
Gabriele Cerrone [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 5,500
Due to Affiliate		$ 49,500			$ 49,500
Tiziana [Member]
Related Party Transaction [Line Items]
Ownership persentage		11.80%			11.80%